PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software			¥ 522,642			¥ 466,894
Accumulated depreciation and amortization			256,640			271,039
Property, equipment and software, net	$ 28,133		266,002	[1]		195,855
Depreciation and amortization expenses	$ 18,077	¥ 125,850	147,992		¥ 140,923
Building
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software			38,464			38,464
Computer and transmission equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software			186,676			168,711
Furniture and office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software			80,196			75,499
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software			168,487			140,872
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software			¥ 48,819			¥ 43,348

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.